Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible Assets
17.	Intangible Assets

Internally developed intangible assets relate to expenditure incurred in developing new aircraft, including support services, production labor, materials and direct labor allocated to the construction of aircraft prototypes or significant components, and also the use of advanced technologies to make the aircraft lighter, quieter, more comfortable and energy-efficient and to reduce emissions, in addition to speeding up design and manufacture, while optimizing the use of resources.

	12.31.2017
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2016	1,515.1	1,320.3	30.8	51.8	13.5	311.4	21.0	32.8	3,296.7
Additions	313.8	76.9	3.0	2.5	1.9	56.3	—	16.1	470.5
Contributions from suppliers	(86.0)	—	—	—	—	—	—	—	(86.0)
Disposals	—	—	—	—	(1.5)	—	—	—	(1.5)
Reclassifications	71.3	3.6	(0.3)	(48.5)	—	(24.4)	—	(1.7)	—
Impairment	—	(49.9)	—	—	—	—	(8.7)	(1.9)	(60.5)
Interest on capitalized assets	11.0	4.8	—	—	—	—	—	—	15.8
Translation adjustments	—	—	—	—	—	—	(0.3)	0.3	—

At December 31, 2017	1,825.2	1,355.7	33.5	5.8	13.9	343.3	12.0	45.6	3,635.0

Acumulated amortization
At December 31, 2016	(992.4)	(424.9)	(25.6)	—	(5.7)	(179.8)	—	(3.7)	(1,632.1)
Amortization	(57.4)	(56.7)	(2.6)	(0.1)	(1.1)	(27.1)	—	(1.2)	(146.2)
Amortization of contribution from suppliers	13.5	13.8	—	—	—	—	—	—	27.3
Reclassifications	4.5	(4.3)	0.3	(1.0)	—	—	—	0.5	—
Interest on capitalized assets	—	(1.6)	—	—	—	—	—	—	(1.6)

At December 31, 2017	(1,031.8)	(473.7)	(27.9)	(1.1)	(6.8)	(206.9)	—	(4.4)	(1,752.6)

Intangible, net
At December 31, 2016	522.7	895.4	5.2	51.8	7.8	131.6	21.0	29.1	1,664.6
At December 31, 2017	793.4	882.0	5.6	4.7	7.1	136.4	12.0	41.2	1,882.4
	12.31.2016
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2015	1,276.1	1,248.9	25.6	36.1	10.1	263.3	16.4	24.0	2,900.5
Additions	351.1	65.4	5.2	15.7	10.7	48.1	—	8.8	505.0
Contributions from suppliers	(123.9)	—	—	—	—	—	—	—	(123.9)
Reclassifications	—	—	—	—	(7.3)	—	—	—	(7.3)
Interest on capitalized assets	11.8	6.0	—	—	—	—	—	—	17.8
Translation adjustments	—	—	—	—	—	—	4.6	—	4.6

At December 31, 2016	1,515.1	1,320.3	30.8	51.8	13.5	311.4	21.0	32.8	3,296.7

Acumulated amortization
At December 31, 2015	(923.6)	(377.1)	(25.6)	—	(4.6)	(160.9)	—	(3.3)	(1,495.1)
Amortization	(92.0)	(61.5)	—	—	(1.1)	(18.9)	—	(0.4)	(173.9)
Amortization of contribution from suppliers	23.2	15.1	—	—	—	—	—	—	38.3
Interest on capitalized assets	—	(1.4)	—	—	—	—	—	—	(1.4)

At December 31, 2016	(992.4)	(424.9)	(25.6)	—	(5.7)	(179.8)	—	(3.7)	(1,632.1)

Intangible, net
At December 31, 2015	352.5	871.8	—	36.1	5.5	102.4	16.4	20.7	1,405.4
At December 31, 2016	522.7	895.4	5.2	51.8	7.8	131.6	21.0	29.1	1,664.6
	12.31.2015
	Internally developed				Acquired from third party
	Commercial	Executive	Defense and Security	Other	Development	Software	Goodwill	Other	Total
Intangible cost
At December 31, 2014	1,113.6	1,162.8	25.6	24.5	12.1	235.9	38.3	22.6	2,635.4
Additions	302.5	86.1	—	11.6	—	27.4	—	—	427.6
Contributions from suppliers	(140.0)	—	—	—	—	—	—	—	(140.0)
Translation adjustments	—	—	—	—	(2.0)	—	(21.9)	1.1	(22.8)

At December 31, 2015	1,276.1	1,248.9	25.6	36.1	10.1	263.3	16.4	23.7	2,900.2

Acumulated amortization
At December 31, 2014	(871.6)	(326.4)	(25.6)	—	(5.4)	(143.0)	—	(2.5)	(1,374.5)
Amortization	(71.0)	(65.5)	—	—	—	(17.9)	—	(0.5)	(154.9)
Amortization of contribution from suppliers	19.0	14.8	—	—	—	—	—	—	33.8
Translation adjustments	—	—	—	—	0.8	—	—	—	0.8

At December 31, 2015	(923.6)	(377.1)	(25.6)	—	(4.6)	(160.9)	—	(3.0)	(1,494.8)

Intangible, net
At December 31, 2014	242.0	836.4	—	24.5	6.7	92.9	38.3	20.1	1,260.9
At December 31, 2015	352.5	871.8	—	36.1	5.5	102.4	16.4	20.7	1,405.4